FINANCIAL INSTRUMENTS - Significant customer (Details) - Foreign exchange risk ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)
FINANCIAL RISK MANAGEMENT
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
United States Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ 590		$ 1,150
Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		¥ (1,560)		¥ (2,310)
Minimum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	12 months
Financial asset | United States Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ 780		1,360
Financial asset | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		10		0
Financial liability | United States Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ (190)		$ (210)
Financial liability | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		¥ (1,570)		¥ (2,310)